UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
Preferred Income Fund III

Ticker: HPS

Quarterly portfolio holdings 4/30/2014

John Hancock
INVESTMENTS

John Hancock Preferred Income Fund III
As of 4-30-14 (Unaudited)

	Shares	Value

Preferred Securities (a) 145.9% (96.3% of Total Investments)		$865,176,524

(Cost $843,382,846)

Consumer Discretionary 0.1%		732,485

Media 0.1%
Comcast Corp., 5.000%	29,500	732,485

Consumer Staples 2.0%		12,023,438

Food & Staples Retailing 2.0%
Ocean Spray Cranberries, Inc., Series A, 6.250% (Z)	135,000	12,023,438

Financials 91.0%		539,365,983

Banks 23.6%
Barclays Bank PLC, Series 3, 7.100% (Z)	355,000	9,112,850
Barclays Bank PLC, Series 5, 8.125% (Z)	515,000	13,343,650
BB&T Corp., 5.200%	680,000	14,960,000
BB&T Corp., 5.625% (Z)	200,000	4,670,000
HSBC Holdings PLC, 8.000% (Z)	63,500	1,714,500
HSBC USA, Inc., 6.500% (Z)	135,000	3,441,150
PNC Financial Services Group, Inc., 5.375%	35,000	793,800
PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3
month LIBOR + 4.067%)	210,000	5,640,600
Royal Bank of Scotland Group PLC, Series L, 5.750% (Z)	941,000	20,927,840
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%	313,500	8,207,430
Santander Holdings USA, Inc., Series C, 7.300% (Z)	463,000	11,723,160
U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%)	160,000	4,432,000
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)
(Z)	888,000	25,618,800
Wells Fargo & Company, 6.625%	150,000	4,147,500
Wells Fargo & Company, 8.000% (Z)	374,000	11,044,220

Capital Markets 9.4%
Bank of New York Mellon Corp., 5.200%	70,000	1,643,600
Morgan Stanley, 6.625%	25,000	625,000
Morgan Stanley Capital Trust III, 6.250%	160,000	4,064,000
Morgan Stanley Capital Trust IV, 6.250% (Z)	845,000	21,370,050
Morgan Stanley Capital Trust V, 5.750%	100,000	2,516,000
Morgan Stanley Capital Trust VII, 6.600%	30,000	758,100
State Street Corp., 5.250%	85,000	2,001,750
The Goldman Sachs Group, Inc., 6.125% (Z)	877,000	22,573,980

Consumer Finance 3.2%
HSBC Finance Corp., Depositary Shares, Series B, 6.360%	615,000	15,368,850
SLM Corp., 6.000% (Z)	50,000	1,121,000
SLM Corp., Series A, 6.970% (Z)	44,899	2,218,909

Diversified Financial Services 22.5%
Citigroup Capital XIII (7.875% to 10-30-15, then 3 month LIBOR +
6.370%)	17,000	463,420
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	396,500	10,427,950
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	311,000	8,552,500
General Electric Capital Corp., 4.700% (Z)	185,000	4,216,150
ING Groep NV, 7.050% (Z)	448,970	11,556,488
ING Groep NV, 7.200%	765,000	19,744,650
JPMorgan Chase & Company, 5.500%	60,000	1,361,400
JPMorgan Chase & Company, 6.700%	30,000	760,800

1

John Hancock Preferred Income Fund III
As of 4-30-14 (Unaudited)

	Shares	Value

Financials (continued)

JPMorgan Chase Capital XXIX, 6.700% (Z)	687,500	$17,930,000
Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	475,000	12,145,750
Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	415,000	10,603,250
Merrill Lynch Preferred Capital Trust V, 7.280% (Z)	430,000	11,025,200
RBS Capital Funding Trust V, 5.900%	725,000	16,515,500
RBS Capital Funding Trust VI, 6.250% (Z)	340,000	7,898,200

Insurance 16.3%
Aegon NV, 6.375% (Z)	280,000	7,243,600
Aegon NV, 6.500% (Z)	330,000	8,395,200
American Financial Group, Inc., 7.000% (Z)	490,000	12,695,900
MetLife, Inc., Series B, 6.500% (Z)	1,011,000	25,699,620
Phoenix Companies, Inc., 7.450%	574,500	13,788,000
PLC Capital Trust V, 6.125% (Z)	192,890	4,860,828
Prudential Financial, Inc., 5.750% (Z)	119,000	2,925,020
Prudential PLC, 6.500% (Z)	129,638	3,342,068
RenaissanceRe Holdings, Ltd., Series C, 6.080%	61,150	1,504,290
W.R. Berkley Corp., 5.625% (Z)	730,000	16,461,500

Real Estate Investment Trusts 15.9%
Duke Realty Corp., Depositary Shares, Series J, 6.625%	638,100	16,048,215
Duke Realty Corp., Depositary Shares, Series K, 6.500% (Z)	151,600	3,790,000
Duke Realty Corp., Depositary Shares, Series L, 6.600% (Z)	118,500	2,954,205
Kimco Realty Corp., 6.000% (Z)	950,000	22,980,500
Public Storage, Inc., 5.200%	255,000	5,610,000
Public Storage, Inc., 5.750%	395,000	9,523,450
Public Storage, Inc., 6.350%	220,000	5,601,200
Public Storage, Inc., Depositary Shares, Series Q, 6.500%	142,000	3,707,620
Public Storage, Inc., Series P, 6.500% (Z)	123,000	3,172,170
Senior Housing Properties Trust, 5.625% (Z)	700,000	15,862,000
Ventas Realty LP, 5.450%	210,000	5,136,600

Thrifts & Mortgage Finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (I)	80,000	824,000

Industrials 1.8%		10,304,450

Machinery 1.8%
Stanley Black & Decker, Inc., 5.750% (Z)	415,000	10,304,450

Telecommunication Services 12.2%		72,538,275

Diversified Telecommunication Services 5.2%
Qwest Corp., 6.125%	20,000	459,200
Qwest Corp., 7.000%	60,000	1,568,400
Qwest Corp., 7.375% (Z)	777,500	20,767,025
Qwest Corp., 7.500%	174,500	4,655,660
Verizon Communications, Inc., 5.900% (Z)	148,000	3,716,280

Wireless Telecommunication Services 7.0%
Telephone & Data Systems, Inc., 6.875%	473,000	11,914,870
Telephone & Data Systems, Inc., 7.000% (Z)	415,000	10,632,300
United States Cellular Corp., 6.950% (Z)	742,000	18,824,540

Utilities 38.8%		230,211,893

Electric Utilities 25.9%
Alabama Power Company, 5.200% (Z)	410,000	10,356,600

2

John Hancock Preferred Income Fund III
As of 4-30-14 (Unaudited)

			Shares	Value

Utilities (continued)

Duke Energy Corp., 5.125% (Z)			960,000	$22,732,800
Entergy Arkansas, Inc., 5.750%			105,100	2,695,815
Entergy Louisiana LLC, 5.250% (Z)			240,000	5,882,400
Entergy Louisiana LLC, 5.875% (Z)			312,625	7,853,140
Entergy Louisiana LLC, 6.000% (Z)			242,038	6,217,956
Entergy Mississippi, Inc., 6.000%			113,194	2,858,149
Entergy Mississippi, Inc., 6.200% (Z)			156,706	3,970,930
Entergy Texas, Inc., 7.875%			71,986	1,836,363
FPL Group Capital Trust I, 5.875% (Z)			301,000	7,651,420
Gulf Power Company, 5.750% (Z)			140,000	3,704,400
HECO Capital Trust III, 6.500%			228,100	6,101,675
Interstate Power & Light Company, 5.100% (Z)			75,000	1,810,500
NextEra Energy Capital Holdings, Inc., 5.125%			220,000	4,903,800
NextEra Energy Capital Holdings, Inc., 5.700% (Z)			710,000	17,480,200
PPL Capital Funding, Inc., 5.900%			1,110,000	26,751,000
SCE Trust I, 5.625%			180,000	4,260,600
SCE Trust II, 5.100% (Z)			620,000	13,497,400
SCE Trust III, 5.750%			120,000	3,097,200

Multi-Utilities 12.9%
BGE Capital Trust II, 6.200% (Z)			762,000	19,194,780
Dominion Resources, Inc., Series A, 8.375% (Z)			249,900	6,372,450
DTE Energy Company, 5.250% (Z)			605,000	14,096,500
DTE Energy Company, 6.500% (Z)			380,000	9,826,800
Integrys Energy Group, Inc., 6.000% (Z)			287,500	7,259,375
SCANA Corp., 7.700%			756,000	19,799,640
			Shares	Value

Common Stocks 0.7% (0.5% of Total Investments)				$4,286,248

(Cost $5,435,057)

Utilities 0.7%				4,286,248

Electric Utilities 0.7%
FirstEnergy Corp. (Z)			127,000	4,286,248

		Maturity
	Rate (%)	date	Par value	Value

Capital Preferred Securities (b) 1.5% (1.0% of Total Investments)				$9,087,750

(Cost $9,517,500)

Financials 1.5%				9,087,750

Banks 1.5%
CA Preferred Funding Trust (Q)	7.000	07/30/14	$9,000,000	9,087,750

Corporate Bonds 2.9% (1.9% of Total Investments)				$17,218,000

(Cost $16,587,866)

Energy 2.0%				11,868,000

Oil, Gas & Consumable Fuels 2.0%
Energy Transfer Partners LP (P)	3.243	11/01/66	12,900,000	11,868,000

3

John Hancock Preferred Income Fund III
As of 4-30-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Utilities 0.9%				$5,350,000

Electric Utilities 0.9%
Southern California Edison Company (6.250% to 2-1-22,
then 3 month LIBOR + 4.199%) (Q) (Z)	6.250	02/01/22	$5,000,000	5,350,000

			Par value	Value

Short-Term Investments 0.4% (0.3% of Total Investments)				$2,488,000

(Cost $2,488,000)

Repurchase Agreement 0.4%				2,488,000

Repurchase Agreement with State Street Corp. dated 4-30-14 at
0.000% to be repurchased at $2,488,000 on 5-1-14, collateralized by $2,560,000 U.S. Treasury Notes, 1.375% due 12-31-18 (valued
at $2,540,800, including interest)			2,488,000	2,488,000

Total investments (Cost $877,411,269)† 151.4%				$898,256,522

Other assets and liabilities, net (51.4%)				($305,100,756)

Total net assets 100.0%				$593,155,766

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

LIBOR London Interbank Offered Rate

(a) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(b) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(Z) All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-14 was $503,829,159.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $877,440,155. Net unrealized appreciation aggregated $20,816,367, of which $38,404,292 related to appreciated investment securities and $17,587,925 related to depreciated investment securities.

4

John Hancock Preferred Income Fund III
As of 4-30-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	04/30/14	Price	Inputs	Inputs
Preferred Securities
Consumer Discretionary	$732,485	$732,485	—	—
Consumer Staples	12,023,438	—	$12,023,438	—
Financials	539,365,983	539,365,983	—	—
Industrials	10,304,450	10,304,450	—	—
Telecommunication Services	72,538,275	68,821,995	3,716,280	—
Utilities	230,211,893	230,211,893	—	—
Common Stocks
Utilities	4,286,248	4,286,248	—	—
Capital Preferred Securities
Financials	9,087,750	—	9,087,750	—
Corporate Bonds
Energy	11,868,000	—	11,868,000	—
Utilities	5,350,000	—	5,350,000	—
Short-Term Investments	2,488,000	—	2,488,000	—

Total Investments in Securities	$898,256,522	$853,723,054	$44,533,468	—
Other Financial Instruments:
Interest Rate Swaps	($1,286,292)	—	($1,286,292)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

5

John Hancock Preferred Income Fund III
As of 4-30-14 (Unaudited)

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps).

Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended April 30, 2014, the fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of April 30, 2014.

	USD	PAYMENTS	PAYMENTS
	NOTIONAL	MADE BY	RECEIVED BY	MATURITY	MARKET
COUNTERPARTY	AMOUNT	FUND	FUND	DATE	VALUE

Morgan Stanley Capital Services	$72,000,000	Fixed 1.4625%	3-month LIBOR (a)	Aug 2016	($1,532,397)
Morgan Stanley Capital Services	72,000,000	Fixed 0.8750%	3-month LIBOR (a)	Jul 2017	246,105
	$144,000,000				($1,286,292)

(a) At 4-30-14, the 3-month LIBOR rate was 0.2234%

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170	
Phone	Customer service representatives	**800-852-0218**
	Portfolio commentary	**800-344-7054**
	24-hour automated information	**800-843-0090**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund III.

P12Q3 4/14
6/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 5, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 5, 2014